SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Total common stock equivalents	38,980,452	59,113,379	46,505,019
Series A Convertible Preferred Stock [Member]
Total common stock equivalents		3,066,700	3,066,700
Series B Convertible Preferred Stock [Member]
Total common stock equivalents		20,000,000	20,000,000
Options To Purchase Common Stock [Member]
Total common stock equivalents	18,406,306	17,833,356	8,312,306
Warrants To Purchase Common Stock [Member]
Total common stock equivalents	15,652,025	15,464,700	8,217,376
Convertible Debentures [Member]
Total common stock equivalents	4,922,121	5,815,323	6,908,637